Description of Business	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Description of Business

Note 1 - Description of Business

Description of Business

Akerna Corp., herein referred to as we, us, our or Akerna, through our wholly-owned subsidiaries MJ Freeway, LLC, or MJF, Trellis Solutions, Inc., or Trellis, Ample Organics, Inc, or Ample, solo sciences, inc., or Solo, Viridian Sciences Inc., or Viridian, and The NAV People, Inc. d.b.a. 365 Cannabis, or 365 Cannabis, provides enterprise software solutions that enable regulatory compliance and inventory management. Our proprietary, broad and growing suite of solutions are adaptable for industries in which interfacing with government regulatory agencies for compliance purposes is required, or where the tracking of organic materials from seed or plant to end products is desired. We develop products intended to assist states in monitoring licensed businesses’ compliance with state regulations and to help state-licensed businesses operate in compliance with such law. We provide our commercial software platform, MJ Platform®, Trellis®, Ample, Viridian and 365 Cannabis to state-licensed businesses, and our regulatory software platform, Leaf Data Systems®, to state government regulatory agencies. Through Solo, we provide an innovative, next-generation solution for state and national governments to securely track product and waste throughout the supply chain with solo*TAG™. The integration of MJ Platform® and solo*CODE™ results in technology for consumers and brands that brings a consumer-facing mark designed to highlight the authenticity and signify transparency.

Our Viridian and 365 Cannabis offerings are considered enterprise offerings and all other solutions are considered non-enterprise offerings that meet the needs of our small and medium business customers.

We consult with clients on a wide range of areas to help them successfully maintain compliance with state laws and regulations. We provide project-focused consulting services to clients who are initiating or expanding their cannabis business operations or are interested in data consulting engagements with respect to the legal cannabis industry. Our advisory engagements include service offerings focused on compliance requirement assessments, readiness and best practices, compliance monitoring systems, application processes, inspection readiness, and business plan and compliance reviews. We typically provide our consulting services to clients in emerging markets that are seeking consultation on newly introduced licensing regimes and assistance with the regulatory compliant build-out of operations.

Going Concern and Management's Liquidity Plans

In accordance with the Financial Accounting Standards Board’s (“FASB”) standard on going concern, Accounting Standard Update No. 2014-15, or ASU No. 2014-15, the Company assesses going concern uncertainty in its consolidated financial statements to determine if it has sufficient cash, cash equivalents and working capital on hand, including marketable equity securities, and any available borrowings on loans, to operate for a period of at least one year from the date the consolidated financial statements are issued, which is referred to as the “look-forward period” as defined by ASU No. 2014-15. As part of this assessment, based on conditions that are known and reasonably knowable to the Company, it will consider various scenarios, forecasts, projections, estimates and will make certain key assumptions, including the timing and nature of projected cash expenditures or programs, and its ability to delay or curtail expenditures or programs, if necessary, among other factors. Based on this assessment, as necessary or applicable, the Company makes certain assumptions around implementing curtailments or delays in the nature and timing of programs and expenditures to the extent The Company deems probable those implementations can be achieved and it has the proper authority to execute them within the look-forward period in accordance with ASU No. 2014-15.

The accompanying condensed consolidated financial statements have been prepared on the basis that we will continue as a going concern, which contemplates realization of assets and the satisfaction of liabilities in the normal course of business. However, since our inception we have incurred recurring operating losses, used cash from operations, and relied on capital raising transactions to continue ongoing operations. During the three months ended March 31, 2022 and March 31, 2021, we incurred a loss from operations of $20.6 million and $3.5 million, respectively, and used cash in operations of $3.6 million and $1.4 million, respectively. As of March 31, 2022, a working capital deficit of $15.1 million with $9.7 million in cash available to fund future operations.

Management’s plan for the Company to continue as a going concern includes raising additional capital from our ATM program, subject to certain effects on the Senior Convertible Notes should we utilize the program, including resetting the conversion price of the Senior Convertible Notes should we raise more than $5 million under the ATM program and an increase of 10% in the amount payable on the monthly installment payments if they are paid in cash and we have used the ATM program in the 12 months prior to the installment date, settling our contingent consideration and Senior Convertible Notes in common stock rather than cash as it comes due, to the extent that this is permissible, and implementing certain cost cutting strategies throughout the organization, while continuing to seek to grow our customer base and realize synergies as we continue to integrate our recent acquisitions. If the Company is unable to raise sufficient additional funds through the ATM Program and make it's convertible debt payments in stock, it will have to develop and implement a plan to extend payables, reduce expenditures (including by laying off employees and reducing or eliminating the funding of certain business units and initiatives of the Company), or scale back our business plan until sufficient additional capital is raised through other equity or debt offerings to support further operations and satisfaction of the debt, and the Company may be subject to additional risks, including retention of key employees. Such offerings may include the issuance of shares of common stock, warrants to purchase common stock, preferred stock, convertible debt or other instruments that may dilute our current stockholders.  If we are required to raise additional capital as discussed above and if we cannot timely raise additional funds, we may also be unable to meet the financial covenants of the Senior Convertible Notes, which could result in an event of default under those instruments which could negatively impact the Company. See the risks detailed in our Form 10-K under “Item 1A. Risk Factors – Risks Relating to our Convertible Debt”.

The ability of the Company to continue as a going concern is dependent upon its ability to successfully accomplish the plans described in the preceding paragraph and eventually secure other sources of financing and attain profitable operations. We will require additional financing in the second quarter of 2022 to meet our ongoing operational working capital requirements and continue to meet the financial covenants of the Senior Convertible Notes. As noted above, we plan to meet those requirements in part through the use of our ATM Facility, but there are no guarantees that the ATM Facility will permit us to raise sufficient cash to meet our ongoing requirements. We also assume that we will be able to pay our convertible debt in common stock rather than cash, however if at any point our stock price is below $2.00(which it is as of the date hereof),  the debt holders may request the payments in cash rather than stock. These factors raise substantial doubt about the Company’s ability to continue as a going concern for one year from the issuance of the consolidated financial statements. If we are unable to raise sufficient capital we may have to reduce operations which could significantly affect our results of operations. If we fail to meet the financial covenants of the Senior Convertible Notes and cannot obtain a waiver from such provisions or otherwise come to an agreement with the holders of our debt, such holders may declare a default on the debt which could subject our assets to seizure and sale, negatively impacting our business. The accompanying consolidated financial statements do not include any adjustments relating to the recoverability and classification of assets and liabilities that might be necessary if the Company is unable to continue as a going concern.

Note 1 - Description of Business, Liquidity, and Capital Resources

Description of Business

Akerna Corp., herein referred to as we, us, our or Akerna, through our wholly-owned subsidiaries MJ Freeway, LLC, or MJF, Trellis Solutions, Inc., or Trellis, Ample Organics, Inc, or Ample, solo sciences, inc., or Solo, Viridian Sciences Inc., or Viridian, and The NAV People, Inc. d.b.a. 365 Cannabis, or 365 Cannabis, provides enterprise software solutions that enable regulatory compliance and inventory management. Our proprietary, broad and growing suite of solutions are adaptable for industries in which interfacing with government regulatory agencies for compliance purposes is required, or where the tracking of organic materials from seed or plant to end products is desired. We develop products intended to assist states in monitoring licensed businesses’ compliance with state regulations and to help state-licensed businesses operate in compliance with such law. We provide our commercial software platform, MJ Platform®, Trellis®, Ample, Viridian and 365 Cannabis to state-licensed businesses, and our regulatory software platform, Leaf Data Systems®, to state government regulatory agencies. Through Solo, we provide an innovative, next-generation solution for state and national governments to securely track product and waste throughout the supply chain with solo*TAG™. The integration of MJ Platform® and solo*CODE™ results in technology for consumers and brands that brings a consumer-facing mark designed to highlight the authenticity and signify transparency. Our Viridian and 365 Cannabis offerings are considered enterprise offerings and all other solutions are considered non-enterprise offerings that meet the needs of our small and medium business customers.

We consult with clients on a wide range of areas to help them successfully maintain compliance with state laws and regulations. We provide project-focused consulting services to clients who are initiating or expanding their cannabis business operations or are interested in data consulting engagements with respect to the legal cannabis industry. Our advisory engagements include service offerings focused on compliance requirement assessments, readiness and best practices, compliance monitoring systems, application processes, inspection readiness, and business plan and compliance reviews. We typically provide our consulting services to clients in emerging markets that are seeking consultation on newly introduced licensing regimes and assistance with the regulatory compliant build-out of operations.

Going Concern and Management's Liquidity Plans

In accordance with the Financial Accounting Standards Board’s (“FASB”) standard on going concern, Accounting Standard Update, or ASU No. 2014-15, The Company assesses going concern uncertainty in its consolidated financial statements to determine if it has sufficient cash, cash equivalents and working capital on hand, including marketable equity securities, and any available borrowings on loans, to operate for a period of at least one year from the date the consolidated financial statements are issued, which is referred to as the “look-forward period” as defined by ASU No. 2014-15. As part of this assessment, based on conditions that are known and reasonably knowable to The Company, it will consider various scenarios, forecasts, projections, estimates and will make certain key assumptions, including the timing and nature of projected cash expenditures or programs, and its ability to delay or curtail expenditures or programs, if necessary, among other factors. Based on this assessment, as necessary or applicable, The Company makes certain assumptions around implementing curtailments or delays in the nature and timing of programs and expenditures to the extent The Company deems probable those implementations can be achieved and it has the proper authority to execute them within the look-forward period in accordance with ASU No. 2014-15.

The accompanying consolidated financial statements have been prepared on the basis that we will continue as a going concern, which contemplates realization of assets and the satisfaction of liabilities in the normal course of business.  However, since our inception we have incurred recurring operating losses, used cash from operations, and relied on capital raising transactions to continue ongoing operations. During the year ended December 31, 2021, six months ended December 31, 2020, and year ended June 30, 2020, we incurred a loss from operations of $33.4 million, $15.7 million, and $17.3 million, respectively, and used cash in operations of $8.2 million, $8.7 million, and $14.3 million, respectively. At December 31, 2021, the Company had a working capital deficit of $10.9 million with $13.9 million in cash available to fund future operations. These factors raise substantial doubt, as defined by generally accepted accounting principles in the United States of America ("GAAP"), about the ability of the Company to continue to operate as a going concern for the twelve months following the issuance of these consolidated financial statements. These consolidated financial statements do not include any adjustments related to the recoverability and classification of assets or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

On July 23, 2021, we entered into an Equity Distribution Agreement with Oppenheimer & Co. Inc. and A.G.P./Alliance Global Partners ("ATM Program"). Pursuant to the terms of the ATM Program, we may offer and sell from time to time, up to $25 million of shares of our common stock. As of December 31, 2021, we have raised gross proceeds of $1.9 million through the issuance of 556,388 shares through the ATM program. While no assurance can be provided that we will be able to raise further capital under the program, we intend to use the net proceeds from the sale of our shares of common stock, if any, for general corporate purposes, including working capital, marketing, product development, capital expenditures and merger and acquisition activities.

On October 5, 2021, we entered into a securities purchase agreement with the two institutional investors that held the Company's convertible notes issued in June of 2020 (the "2020 Notes") to sell senior secured notes in a private placement (the "Senior Convertible Notes"). The Senior Convertible Notes have an aggregate principal amount of $20 million, an aggregate original issue discount of 10%, and rank senior to all our other outstanding and future indebtedness. Approximately $3.3 million of the proceeds from the Senior Convertible Notes were used to payoff the 2020 Notes, which were then to be cancelled. The net proceeds from the issuance of the Senior Convertible Notes was approximately $14.6 million, following the original issue discount and deductions for expenses and paydown of the 2020 Notes. These net proceeds will be used to support Akerna's ongoing growth initiatives and continued investment in current and future technology infrastructure. The Senior Convertible Notes are convertible into shares of common stock of Akerna at a conversion price of $4.05 per share. The Senior Convertible Notes mature on October 5, 2024 and are to be repaid in monthly installments beginning on January 1, 2022. The Senior Convertible Notes can be repaid in common shares or cash.

Management’s plan for the Company to continue as a going concern includes raising additional capital from our ATM program, subject to certain effects on the Senior Convertible Notes should we utilize the program, including resetting the conversion price of the Senior Convertible Notes should we raise more than $5 million under the ATM program, settling our contingent consideration and Senior Convertible Notes in common stock rather than cash as it comes due, and implementing certain cost cutting strategies throughout the organization, while continuing to seek to grow our customer base and realize synergies as we continue to integrate our recent acquisitions. If the Company is unable to raise sufficient additional funds through the ATM Program, it will have to develop and implement a plan to extend payables, reduce expenditures, or scale back our business plan until sufficient additional capital is raised through other equity or debt offerings to support further operations. Such offerings may include the issuance of shares of common stock, warrants to purchase common stock, preferred stock, convertible debt or other instruments that may dilute our current stockholders.

The ability of the Company to continue as a going concern is dependent upon its ability to successfully accomplish the plans described in the preceding paragraph and eventually secure other sources of financing and attain profitable operations. We will require additional financing in the second quarter of 2022 to meet our ongoing operational working capital requirements and continue to meet the financial covenants of the Senior Convertible Notes. As noted above, we plan to meet those requirements in part through the use of our ATM Facility, but there are no guarantees that the ATM Facility will permit us to raise sufficient cash to meet our ongoing requirements. These factors raise substantial doubt about the Company’s ability to continue as a going concern for one year from the issuance of the consolidated financial statements. If we are unable to raise sufficient capital we may have to reduce operations which could significantly affect our results of operations. If we fail to meet the financial covenants of the Senior Convertible Notes and cannot obtain a waiver from such provisions or otherwise come to an agreement with the holders of our debt, such holders may declare a default on the debt which could subject our assets to seizure and sale, negatively impacting our business. The accompanying consolidated financial statements do not include any adjustments relating to the recoverability and classification of assets and liabilities that might be necessary if the Company is unable to continue as a going concern.